FAIR VALUE MEASUREMENTS (Details) - EBP 001 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value:	$ 272,762,338	$ 227,484,637
Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value:	272,762,338	227,484,637
Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value:	0	0
Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value:	0	0
Globe Life Inc. common stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value:	42,138,558	37,896,847
Globe Life Inc. common stock | Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value:	42,138,558	37,896,847
Globe Life Inc. common stock | Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value:	0	0
Globe Life Inc. common stock | Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value:	0	0
Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value:	226,400,010	188,543,065
Mutual funds | Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value:	226,400,010	188,543,065
Mutual funds | Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value:	0	0
Mutual funds | Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value:	0	0
Short-term investments
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value:	4,223,770	1,044,725
Short-term investments | Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value:	4,223,770	1,044,725
Short-term investments | Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value:	0	0
Short-term investments | Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value:	$ 0	$ 0